Unaudited Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A	Class B	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 12,447						$ 12,447
Stock Issued During Period, Shares, Employee Benefit Plan				54
Equity-based compensation (note 12)	668				$ 668
Balance at start of period, shares at Dec. 31, 2018				33,570
Balance at end of period at Mar. 31, 2019	960,048				1,208,065	$ 88,532	(336,549)
Balance at end of period (shares) at Mar. 31, 2019				33,624
Balance at start of period at Dec. 31, 2018	946,933				1,207,397	88,532	(348,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,860)
Balance at start of period, shares at Dec. 31, 2018				33,570
Balance at end of period at Jun. 30, 2019	945,895				1,208,219	88,532	(350,856)
Balance at end of period (shares) at Jun. 30, 2019				33,624
Balance at start of period at Dec. 31, 2018	946,933				1,207,397	88,532	(348,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(14,307)						(14,307)
Stock Issued During Period, Shares, Employee Benefit Plan				0
Equity-based compensation (note 12)	154				154
Balance at start of period, shares at Mar. 31, 2019				33,624
Balance at end of period at Jun. 30, 2019	945,895				1,208,219	88,532	(350,856)
Balance at end of period (shares) at Jun. 30, 2019				33,624
Balance at start of period at Mar. 31, 2019	960,048				1,208,065	88,532	(336,549)
Balance at beginning of period (shares) at Dec. 31, 2019				33,655
Balance at end of period (shares) at Mar. 31, 2020				33,712
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	106,839						106,839
Stock Issued During Period, Shares, Employee Benefit Plan				57
Equity-based compensation (note 12)	468				468
Balance at start of period, shares at Dec. 31, 2019		29,000	4,600
Balance at end of period at Mar. 31, 2020	1,097,227				1,209,491	88,532	(200,796)
Balance at start of period at Dec. 31, 2019	989,920				1,209,023	88,532	(307,635)
Balance at beginning of period (shares) at Dec. 31, 2019				33,655
Balance at end of period (shares) at Jun. 30, 2020				(33,738)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	205,037
Balance at start of period, shares at Dec. 31, 2019		29,000	4,600
Balance at end of period at Jun. 30, 2020	1,195,799				1,209,865	88,532	(102,598)
Balance at end of period (shares) at Jun. 30, 2020		29,100	4,600
Balance at start of period at Dec. 31, 2019	989,920				1,209,023	88,532	(307,635)
Balance at beginning of period (shares) at Mar. 31, 2020				33,712
Balance at end of period (shares) at Jun. 30, 2020				(33,738)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	98,198						98,198
Stock Issued During Period, Shares, Employee Benefit Plan				26
Equity-based compensation (note 12)	374				374
Balance at end of period at Jun. 30, 2020	1,195,799				1,209,865	88,532	(102,598)
Balance at end of period (shares) at Jun. 30, 2020		29,100	4,600
Balance at start of period at Mar. 31, 2020	$ 1,097,227				$ 1,209,491	$ 88,532	$ (200,796)